Labor and social security liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Labor, social security and share-based payment liabilities
16.	Labor and social security liabilities

	2019	2018
Accrued annual payments and related social charges	85,675	70,063
Labor liabilities and related social charges	50,770	26,669

Total labor and social security liabilities	136,445	96,732

Current	109,013	96,732
Non current	27,432	—